Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Income (Loss) (in thousands)
2024	$1,461,964	$1,432,196	$776,612	$738,216	$35.99	$(60,896)
2023	$1,586,412	$1,061,255	$979,314	$714,214	$39.90	$(55,024)
2022	$2,350,885	$1,634,024	$1,395,112	$983,327	$86.64	$(60,828)

Named Executive Officers, Footnote [Text Block]

(1)	The PEO and other NEOs for the indicated years were as follows:

Year	PEO	Non-PEO NEOs
2024	Diane R. Garrett, Ph.D.	Stanton K. Rideout, Rebecca Jennings, David B. Thomas
2023	Diane R. Garrett, Ph.D.	Stanton K. Rideout
2022	Diane R. Garrett, Ph.D.	Stanton K. Rideout

PEO Total Compensation Amount	$ 1,461,964	$ 1,586,412	$ 2,350,885
PEO Actually Paid Compensation Amount	$ 1,432,196	1,061,255	1,634,024
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

Year	2024	2023	2022
Summary Compensation Table Total	$1,461,964	1,586,412	2,350,885
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(200,400)	(500,900)	(1,200,000)
(Minus): Change in Pension Value	$0	0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$132,600	245,000	446,517
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(22,848)	(204,105)	(17,263)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	0	0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$60,880	(65,152)	53,886
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	0	0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	0	0
Compensation Actually Paid	$1,432,196	1,061,255	1,634,024

Non-PEO NEO Average Total Compensation Amount	$ 776,612	979,314	1,395,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 738,216	714,214	983,327
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2024	2023	2022
Summary Compensation Table Total	$776,612	979,314	1,395,112
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(144,733)	(250,450)	(637,500)
(Minus): Change in Pension Value	$0	0	0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	0	0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$95,767	122,500	237,210
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(10,134)	(102,934)	(7,541)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	0	0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$20,705	(34,216)	(3,954)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	0	0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	0	0
Compensation Actually Paid	$738,216	714,214	983,327

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 35.99	39.90	86.64
Net Income (Loss) Attributable to Parent	$ (60,896,000)	$ (55,024,000)	$ (60,828,000)
PEO Name	Diane R. Garrett	Diane R. Garrett	Diane R. Garrett
PEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (200,400)	$ (500,900)	$ (1,200,000)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,600	245,000	446,517
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,848)	(204,105)	(17,263)
PEO [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,880	(65,152)	53,886
PEO [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(144,733)	(250,450)	(637,500)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,767	122,500	237,210
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,134)	(102,934)	(7,541)
Non-PEO NEO [Member] | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	20,705	(34,216)	(3,954)
Non-PEO NEO [Member] | Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0